Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Schedule of the Company's Outstanding PSUs

A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) from January 1, 2017 to June 30, 2018 is presented below:

Number of PSUs Outstanding
At January 1, 2017	717,564
Granted	196,160
Paid [1]	(271,810)

At March 31, 2017	641,914
Granted	730
Dividend equivalent participation	4,004

At June 30, 2017	646,648
Granted	10,330
Dividend equivalent participation	6,300
Paid [1]	(3,629)
Forfeited	(3,050)

At December 31, 2017	656,599
Granted	218,670
Paid [1]	(221,663)

At March 31, 2018	653,606
Granted	1,590
Forfeited	(2,517)

At June 30, 2018	652,679

1)	The PSUs paid out during the period had a performance factor of 0% resulting in a cash disbursement of $Nil.